Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Incurred net losses	¥ (408,985,210)			¥ (872,926,433)	¥ (744,748,251)
Net operating cash outflow from continuing operation	(46,381,023)			(198,139,255)	(286,928,364)
Net current liabilities	1,119,000,000	¥ 1,119,000,000	¥ 1,119,000,000
Accumulated losses	(2,668,505,330)	(2,668,505,330)	(2,668,505,330)	(2,256,423,775)
Deposits	12,270,323	¥ 12,270,323	¥ 12,270,323	16,705,369.84
Delivery costs	119,171,120			116,449,046	73,615,391
Employee social benefits	66,214,654			79,565,615	87,557,303
Advertising costs	¥ 64,848,548			¥ 96,678,285	¥ 81,017,100
Recognized income tax positions rate		50.00%
Reportable segments (in Segment)		1	1
Percentage of after tax profit	10.00%	10.00%	10.00%			10.00%	10.00%
Registered capital percentage	50.00%	50.00%	50.00%			50.00%	50.00%
Statutory surplus fund (in Dollars) | $
Restricted net assets	¥ 1,023,713,462	¥ 1,023,713,462	¥ 1,023,713,462
Percentage of pretax income				5.00%				5.00%
Franchise [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	20 years	20 years	20 years			20 years	20 years
Maximum [Member] | Franchise Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	13 years 6 months	13 years 6 months	13 years 6 months			13 years 6 months	13 years 6 months
Maximum [Member] | Furniture and Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	15 years	15 years	15 years			15 years	15 years
Maximum [Member] | Kitchen Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	12 years	12 years	12 years			12 years	12 years
Maximum [Member] | Capitalized Software Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years	5 years	5 years			5 years	5 years
Maximum [Member] | THHK
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	100.00%	100.00%	100.00%			100.00%	100.00%
Minimum [Member] | Franchise Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	2 years	2 years	2 years			2 years	2 years
Minimum [Member] | Furniture and Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years	3 years	3 years			3 years	3 years
Minimum [Member] | Kitchen Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	4 years	4 years	4 years			4 years	4 years
Minimum [Member] | Capitalized Software Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years	3 years	3 years			3 years	3 years
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits	¥ 500,000	¥ 500,000	¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits | $							$ 800,000